Hartford Dynamic Bond Fund Investment Strategy - Hartford Dynamic Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in domestic and foreign fixed-income securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return perspective. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in fixed-income securities. The Fund normally invests in both investment grade fixed-income securities and non-investment grade fixed-income securities (also known as “junk bonds”). The Fund will invest in fixed-income securities of both developed and emerging market issuers. The Fund will invest in fixed-income securities of any type or credit quality. The Fund will actively allocate its investments across various types of fixed-income securities, including, but not limited to, corporate bonds, fixed-income securities issued by foreign governments (including quasi-sovereign debt), and U.S. government and U.S. government agency securities. The Fund may use derivatives, including futures contracts and credit default swaps, to manage portfolio risk, to efficiently obtain exposure to fixed-income securities or for other investment purposes. The Fund seeks to diversify its investments across fixed-income sectors, although the Fund is not required to invest in all sectors at all times and may at times invest all of its net assets in one sector, including but not limited to, U.S. government securities, if market conditions warrant. The Fund may invest in fixed-income instruments of any maturity or duration. The Fund may engage in active and frequent trading of portfolio securities to achieve its objective and will tactically shift its holdings and asset allocations as appropriate based on market conditions and the sub-adviser’s view of investment opportunities. The Fund uses both a top-down and bottom-up security selection approach. The Fund does not seek to track, replicate or be correlated to any securities index or securities benchmark. The Fund seeks to provide attractive total returns across a market cycle by dynamically adjusting the Fund’s credit quality, duration, sector and security positioning, based on the sub-adviser’s current view of market conditions and opportunities. This dynamic positioning may result in relatively rapid changes in positioning over time and higher turnover and may cause the Fund’s portfolio to differ significantly from fixed-income funds and/or indices that do not pursue such a strategy.The Fund has the flexibility to invest across a wide variety of fixed-income sectors and investments. In managing its portfolio, the Fund seeks to benefit from the upsides of the fixed-income credit markets while seeking to limit some of the downside over a full market cycle.